Not FDIC Insured May Lose Value No Bank Guarantee
TIT-Q1PH

Schedules of Investments
(unaudited)
Templeton Global Bond Fund 2
Templeton Global Total Return Fund 8
Templeton International Bond Fund 15
Templeton Sustainable Emerging Markets Bond Fund 21
Notes to Schedules of Investments 26

Templeton Income Trust
Schedule of Investments (unaudited), March 31, 2025
Templeton Global Bond Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 75.2%
Australia 10.3%
New South Wales Treasury Corp. ,
Senior Bond , 2%, 3/08/33 ........ 112,969,000 AUD $ 57,653,304
a
Senior Bond , Reg S, 1.75%, 3/20/34 94,524,000 AUD 45,348,818
a
Queensland Treasury Corp. , Senior
Bond , 144A, Reg S, 1.75%, 7/20/34 . 218,298,000 AUD 102,986,011
Treasury Corp. of Victoria ,
Senior Bond , 2.25%, 11/20/34 ..... 44,262,000 AUD 21,609,054
Senior Bond , 2%, 11/20/37 ........ 189,652,000 AUD 81,136,169
308,733,356
Brazil 10.7%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 229,552,000 BRL 37,459,097
10%, 1/01/31 .................. 909,614,000 BRL 131,352,443
10%, 1/01/33 .................. 361,526,000 BRL 50,038,172
F , 10%, 1/01/29 ................ 670,034,000 BRL 102,616,197
321,465,909
Colombia 6.8%
Colombia Titulos de Tesoreria ,
B , 7.75%, 9/18/30 .............. 146,198,800,000 COP 30,032,354
B , 7%, 3/26/31 ................. 110,158,200,000 COP 21,235,163
B , 7%, 6/30/32 ................. 107,691,000,000 COP 19,829,774
B , 13.25%, 2/09/33 ............. 248,870,000,000 COP 62,930,902
B , 7.25%, 10/18/34 ............. 148,699,000,000 COP 25,868,862
B , 6.25%, 7/09/36 .............. 41,872,000,000 COP 6,301,762
B , 9.25%, 5/28/42 .............. 206,416,000,000 COP 37,467,654
203,666,471
Egypt 2.3%
a
Egypt Government Bond ,
Senior Bond , 144A, 8.5%, 1/31/47 .. 40,381,000 30,682,332
Senior Bond , 144A, 8.7%, 3/01/49 .. 12,110,000 9,296,683
Senior Bond , 144A, 8.875%, 5/29/50 26,683,000 20,751,169
Senior Bond , 144A, 8.75%, 9/30/51 . 11,130,000 8,551,096
69,281,280
Ghana 1.2%
b
Ghana Government Bond ,
PIK, 8.5%, 2/15/28 .............. 111,267,004 GHS 5,152,288
PIK, 8.65%, 2/13/29 ............. 40,524,951 GHS 1,689,236
PIK, 8.8%, 2/12/30 .............. 140,437,055 GHS 5,459,986
PIK, 8.95%, 2/11/31 ............. 2,996,856 GHS 108,131
PIK, 9.1%, 2/10/32 .............. 141,632,480 GHS 4,857,312
PIK, 9.25%, 2/08/33 ............. 96,971,969 GHS 3,153,747
PIK, 9.4%, 2/07/34 .............. 125,070,051 GHS 3,941,426
PIK, 9.55%, 2/06/35 ............. 82,592,814 GHS 2,544,240
PIK, 9.7%, 2/05/36 .............. 120,897,172 GHS 3,591,755
PIK, 9.85%, 2/03/37 ............. 68,623,654 GHS 2,019,481
PIK, 10%, 2/02/38 .............. 99,422,012 GHS 2,912,139
35,429,741
Hungary 0.2%
a
Hungary Government Bond ,
Senior Bond , Reg S, 1.75%, 6/05/35 6,043,000 EUR 4,975,866

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Hungary (continued)
a
Hungary Government Bond, (continued)
Senior Bond , Reg S, 1.5%, 11/17/50 4,197,000 EUR $ 2,383,589
7,359,455
India 9.6%
India Government Bond ,
7.26%, 1/14/29 ................ 4,296,000,000 INR 51,849,451
Senior Bond , 7.26%, 8/22/32 ...... 12,972,780,000 INR 158,489,140
Senior Bond , 7.18%, 8/14/33 ...... 4,011,300,000 INR 48,628,494
Senior Bond , 7.1%, 4/08/34 ....... 456,210,000 INR 5,509,593
Senior Bond , 6.79%, 10/07/34 ..... 1,097,100,000 INR 13,073,301
Senior Note , 7.1%, 4/18/29 ....... 917,600,000 INR 10,974,071
288,524,050
Malaysia 8.6%
Malaysia Government Bond ,
3.9%, 11/30/26 ................. 170,024,000 MYR 38,671,263
3.892%, 3/15/27 ................ 19,290,000 MYR 4,390,026
3.502%, 5/31/27 ................ 30,640,000 MYR 6,921,252
3.899%, 11/16/27 ............... 691,620,000 MYR 157,642,383
4.498%, 4/15/30 ................ 97,744,000 MYR 22,925,730
3.582%, 7/15/32 ................ 134,410,000 MYR 30,033,320
260,583,974
Mexico 4.4%
Mexican Bonos , M , 10%, 11/20/36 .... 121,740,000 MXN 6,236,685
Mexican Bonos Desarr Fixed Rate ,
M , 8.5%, 3/01/29 ............... 108,600,000 MXN 5,244,184
M , 8.5%, 2/28/30 ............... 463,100,000 MXN 22,221,394
M , 7.75%, 5/29/31 .............. 145,980,000 MXN 6,717,396
M , 7.5%, 5/26/33 ............... 1,775,240,000 MXN 78,230,445
M , Senior Bond , 8.5%, 5/31/29 ..... 158,540,000 MXN 7,661,305
M , Senior Bond , 8.5%, 11/18/38 .... 116,730,000 MXN 5,222,945
131,534,354
Norway 4.2%
a
Norway Government Bond ,
Senior Bond , 144A, Reg S, 1.5%,
2/19/26 ...................... 1,296,938,000 NOK 120,457,307
Senior Bond , 144A, Reg S, 1.75%,
2/17/27 ...................... 68,460,000 NOK 6,265,549
126,722,856
Panama 4.5%
Panama Government Bond ,
Senior Bond , 2.252%, 9/29/32 ..... 22,130,000 16,185,783
Senior Bond , 3.298%, 1/19/33 ..... 2,130,000 1,662,146
Senior Bond , 6.4%, 2/14/35 ....... 71,380,000 67,147,166
Senior Bond , 6.875%, 1/31/36 ..... 2,790,000 2,690,048
Senior Bond , 8%, 3/01/38 ........ 45,980,000 47,474,350
135,159,493
Serbia 0.5%
Serbia Treasury Bonds , 4.5%, 8/20/32 . 1,617,620,000 RSD 14,597,761

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Africa 6.1%
South Africa Government Bond ,
Senior Bond , 8.875%, 2/28/35 ..... 776,200,000 ZAR $ 37,905,633
Senior Bond , 8.5%, 1/31/37 ....... 1,779,630,000 ZAR 80,723,959
Senior Bond , 9%, 1/31/40 ........ 1,348,700,000 ZAR 60,803,592
Senior Bond , 8.75%, 1/31/44 ...... 82,990,000 ZAR 3,551,730
182,984,914
South Korea 2.5%
Korea Treasury Bonds ,
3.25%, 3/10/28 ................ 6,875,990,000 KRW 4,755,607
3.5%, 9/10/28 ................. 100,177,010,000 KRW 69,992,495
74,748,102
Uruguay 3.3%
c
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875%, 7/02/40 3,893,625,446 UYU 98,871,941
Total Foreign Government and Agency Securities (Cost $ 2,434,196,673 ) ...........
2,259,663,657
U.S. Government and Agency Securities 11.0%
United States 11.0%
U.S. Treasury Bonds ,
3.125%, 2/15/43 ................ 18,463,000 15,160,215
3.625%, 8/15/43 ................ 169,433,000 148,995,144
3.75%, 11/15/43 ................ 15,349,000 13,708,576
U.S. Treasury Notes ,
3.5%, 2/15/33 ................. 53,358,000 51,117,380
4.25%, 11/15/34 ................ 101,071,600 101,387,449
330,368,764
Total U.S. Government and Agency Securities (Cost $ 344,331,189 ) ................
330,368,764
Total Long Term Investments (Cost $ 2,778,527,862 ) .............................
2,590,032,421
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.3%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , April Strike Price
159.00 JPY , Expires 4/14/25 ...... 1 308,801,000 4,213
4,213
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 128.00 JPY , Expires
9/11/25 ...................... 1 308,801,000 656,222
Foreign Exchange USD/JPY ,
Counterparty MSCO , April Strike Price
138.85 JPY , Expires 4/24/25 ...... 1 195,778,000 61,557

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 144.30 JPY , Expires 6/11/25 .. 1 617,603,000 $ 5,070,166
Foreign Exchange USD/JPY ,
Counterparty MSCO , April Strike Price
145.60 JPY , Expires 4/24/25 ...... 1 978,890,000 3,080,629
8,868,574
Total Options Purchased (Cost $ 25,634,451 ) ....................................
8,872,787
Short Term Investments 11.7%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 11.7%
United States 11.7%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio , 4.052% ......... 351,411,308 351,411,308
Total Money Market Funds (Cost $ 351,411,308 ) .................................
351,411,308
a a a a a
Total Short Term Investments (Cost $ 351,411,308 ) ...............................
351,411,308
a a a
Total Investments (Cost $ 3,155,573,621 ) 98.2% ..................................
$2,950,316,516
Options Written (0.1) % .......................................................
(4,034,555)
Other Assets, less Liabilities 1.9% .............................................
59,604,056
Net Assets 100.0% ...........................................................
$3,005,886,017
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.1)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , April Strike Price
150.00 JPY , Expires 4/14/25 ...... 1 231,599,000 (1,783,368)
Foreign Exchange USD/JPY ,
Counterparty MSCO , April Strike Price
159.30 JPY , Expires 4/14/25 ...... 1 154,490,000 (1,654)
(1,785,022)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 135.30 JPY , Expires 6/11/25 .. 1 926,404,000 (1,318,781)
Foreign Exchange USD/JPY ,
Counterparty MSCO , April Strike Price
141.55 JPY , Expires 4/24/25 ...... 1 1,174,670,000 (930,752)
(2,249,533)
Total Options Written (Premiums received $ 22,395,891 ) ..........................
$ (4,034,555)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2025 , the Fund had the following forward exchange contracts outstanding.
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $351,698,420, representing 11.7% of net assets.
b
Income may be received in additional securities and/or cash.
c
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
d
See Note 4 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. MSCO Sell 42,110,112 499,500,000 NOK 4/10/25 $ 1,925,224 $ —
Norwegian Krone ... MSCO Buy 499,500,000 46,924,496 4/10/25 553,506 —
Norwegian Krone ... MSCO Sell 499,500,000 43,969,610 4/10/25 — (3,508,393)
South Korean Won .. JPHQ Buy 16,182,300,000 11,153,515 4/14/25 — (168,387)
Indian Rupee ...... JPHQ Buy 1,485,308,500 17,127,635 4/15/25 232,094 —
Indian Rupee ...... JPHQ Sell 1,485,308,500 17,224,772 4/15/25 — (134,956)
Japanese Yen ...... MSCO Buy 16,448,985,800 107,784,638 4/16/25 2,338,490 (284,532)
New Zealand Dollar . BOFA Buy 4,880,000 2,736,094 4/16/25 35,451 —
New Zealand Dollar . BOFA Sell 4,880,000 2,768,424 4/16/25 — (3,121)
New Zealand Dollar . JPHQ Buy 175,070,000 98,088,220 4/16/25 1,340,945 —
New Zealand Dollar . JPHQ Sell 175,070,000 99,047,557 4/16/25 — (381,607)
Indian Rupee ...... HSBK Buy 2,366,957,100 27,111,358 4/17/25 547,833 —
Indian Rupee ...... HSBK Sell 2,366,957,100 27,496,220 4/17/25 — (162,971)
Serbian Dinar ...... DBAB Buy 896,483,143 7,872,844 4/22/25 398,743 —
Serbian Dinar ...... DBAB Buy 2,081,824,379 18,546,650 4/30/25 661,305 —
Serbian Dinar ...... DBAB Buy 2,253,654,000 19,735,103 5/05/25 1,058,295 —
Chinese Yuan ...... DBAB Sell 590,635,954 82,175,780 5/20/25 603,909 —
Chinese Yuan ...... CITI Sell 324,329,313 45,159,735 5/22/25 361,409 —
Mexican Peso ...... BNDP Buy 903,398,478 43,752,348 5/27/25 61,178 —
Mexican Peso ...... HSBK Buy 1,533,145,665 74,307,314 5/27/25 48,044 —
Mexican Peso ...... BNDP Buy 328,304,649 15,939,131 6/10/25 — (45,733)
Mexican Peso ...... HSBK Buy 650,955,820 31,850,614 6/10/25 — (337,505)
Japanese Yen ...... MSCO Buy 19,429,266,200 128,118,927 6/13/25 2,811,860 (333,243)
Chinese Yuan ...... HSBK Sell 547,251,250 75,971,612 6/18/25 250,792 —
Chinese Yuan ...... HSBK Sell 1,020,657,000 140,841,858 6/27/25 — (464,320)
Chinese Yuan ...... MSCO Sell 1,102,153,000 152,101,245 6/27/25 — (487,752)
Euro ............. JPHQ Buy 26,147,456 28,613,549 6/27/25 2,060 (203,593)
Euro ............. JPHQ Sell 109,740,000 115,191,883 6/27/25 — (4,052,398)
Euro ............. BNDP Sell 32,168,000 33,135,935 7/15/25 — (1,854,111)
Euro ............. BOFA Sell 28,963,456 29,859,151 7/15/25 — (1,645,222)
Euro ............. BZWS Sell 33,872,544 35,053,341 7/16/25 — (1,792,885)
Euro ............. JPHQ Sell 33,876,000 35,022,364 7/16/25 — (1,827,622)
Japanese Yen ...... BNDP Buy 36,165,525,520 234,343,779 7/16/25 9,609,869 —
Japanese Yen ...... BNDP Sell 20,459,300,000 139,727,286 7/16/25 1,864,134 (144,545)
Chinese Yuan ...... CITI Sell 325,946,035 45,188,065 8/21/25 — (111,885)
Chinese Yuan ...... DBAB Sell 325,698,784 45,150,658 8/21/25 — (114,929)
Chinese Yuan ...... JPHQ Sell 259,117,222 35,924,637 8/21/25 — (87,451)
Serbian Dinar ...... DBAB Buy 1,097,715,000 10,130,260 9/10/25 — (16,171)
Serbian Dinar ...... DBAB Buy 3,134,972,506 29,019,462 9/17/25 — (137,302)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2025 , the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 32 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
South Korean Won .. DBAB Buy 10,256,000,000 7,106,184 9/17/25 $ — $ (85,993)
South Korean Won .. HSBK Buy 196,242,900,000 135,921,111 9/17/25 — (1,593,631)
Total Forward Exchange Contracts ................................................... $24,705,141 $(19,980,258)
Net unrealized appreciation (depreciation) ............................................ $4,724,883
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 231,810,000 $ (10,727,621) $ — $ (10,727,621)
Receive Fixed 3.847% . Annual
Pay Floating 1-day
SOFR ............ Annual 8/31/33 42,010,000 135,791 — 135,791
Total Interest Rate Swap Contracts .................................... $(10,591,830) $ — $(10,591,830)
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Schedule of Investments (unaudited), March 31, 2025
Templeton Global Total Return Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd. , A .... Broadline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd. , B .... Broadline Retail 50,014,925 —
—
Total Common Stocks (Cost $ 1,645,359 ) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a ,d ,e ,f
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, PIK, 3%,
12/31/22 ..................... Broadline Retail 37,627,701 —
Senior Secured Note , 144A, PIK, 8%,
12/31/22 ..................... Broadline Retail 14,528,882 EUR —
a ,d ,e ,f
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25%,
12/31/22 ..................... Broadline Retail 19,186,470 —
—
Total Corporate Bonds (Cost $ 46,940,536 ) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 72.5%
Brazil 9.2%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 2,746,000 BRL 448,102
10%, 1/01/31 .................. 31,491,000 BRL 4,547,445
10%, 1/01/33 .................. 37,316,000 BRL 5,164,841
F , 10%, 1/01/29 ................ 51,267,000 BRL 7,851,579
18,011,967
Colombia 3.3%
Colombia Titulos de Tesoreria ,
B , 7%, 3/26/31 ................. 1,771,400,000 COP 341,472
B , 6.25%, 7/09/36 .............. 12,066,100,000 COP 1,815,955
B , 9.25%, 5/28/42 .............. 23,488,200,000 COP 4,263,467
6,420,894
Dominican Republic 3.6%
f
Dominican Republic Government Bond ,
Senior Bond , 144A, 5.3%, 1/21/41 .. 2,370,000 1,999,450
Senior Bond , 144A, 6.4%, 6/05/49 .. 580,000 542,416
Senior Bond , 144A, 5.875%, 1/30/60 5,340,000 4,518,708
7,060,574
Ecuador 2.4%
f
Ecuador Government Bond , Senior
Bond , 144A, 5.5%, 7/31/35 ........ 9,536,000 4,685,207
Egypt 3.3%
Egypt Government Bond ,
25.151%, 4/16/27 ............... 199,700,000 EGP 4,150,309
f
Senior Bond , 144A, 8.75%, 9/30/51 . 1,080,000 829,756

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Egypt (continued)
Egypt Government Bond, (continued)
f
Senior Bond , 144A, 7.5%, 2/16/61 .. 2,370,000 $ 1,587,782
6,567,847
Ghana 1.6%
d
Ghana Government Bond ,
PIK, 8.5%, 2/15/28 .............. 2,775,768 GHS 128,534
PIK, 8.8%, 2/12/30 .............. 12,676,911 GHS 492,860
PIK, 9.1%, 2/10/32 .............. 19,604,991 GHS 672,357
PIK, 9.25%, 2/08/33 ............. 7,292,683 GHS 237,174
PIK, 9.4%, 2/07/34 .............. 14,491,093 GHS 456,669
PIK, 9.55%, 2/06/35 ............. 5,708,986 GHS 175,863
PIK, 9.7%, 2/05/36 .............. 13,786,855 GHS 409,596
PIK, 9.85%, 2/03/37 ............. 7,825,754 GHS 230,299
PIK, 10%, 2/02/38 .............. 11,336,199 GHS 332,045
3,135,397
Hungary 0.3%
f
Hungary Government Bond ,
Senior Bond , Reg S, 1.75%, 6/05/35 421,000 EUR 346,655
Senior Bond , Reg S, 1.5%, 11/17/50 302,000 EUR 171,514
518,169
India 11.7%
India Government Bond ,
Senior Bond , 7.26%, 8/22/32 ...... 1,219,000,000 INR 14,892,588
Senior Bond , 7.18%, 8/14/33 ...... 311,900,000 INR 3,781,125
g
Senior Bond , 7.1%, 4/08/34 ....... 106,150,000 INR 1,281,961
Senior Bond , 6.79%, 10/07/34 ..... 245,100,000 INR 2,920,669
22,876,343
Kazakhstan 4.7%
Kazakhstan MEOKAM , 15.35%,
11/18/27 ..................... 50,500,000 KZT 98,376
Kazakhstan MEUKAM ,
9%, 7/03/27 ................... 473,600,000 KZT 842,095
15.3%, 3/03/29 ................ 252,400,000 KZT 504,993
10.55%, 7/28/29 ................ 315,300,000 KZT 541,124
11%, 2/04/30 .................. 41,000,000 KZT 70,844
12%, 3/07/30 .................. 983,370,000 KZT 1,760,559
12%, 2/22/31 .................. 844,030,000 KZT 1,477,794
10.3%, 3/17/31 ................ 224,900,000 KZT 364,983
14%, 5/12/31 .................. 60,600,000 KZT 116,081
Senior Bond , 5%, 4/18/28 ........ 494,200,000 KZT 754,856
Senior Bond , 5.5%, 9/20/28 ....... 724,300,000 KZT 1,087,669
Senior Bond , 7.68%, 8/13/29 ...... 1,052,000,000 KZT 1,605,882
9,225,256
Malaysia 10.7%
Malaysia Government Bond ,
3.955%, 9/15/25 ................ 872,000 MYR 197,154
3.502%, 5/31/27 ................ 4,190,000 MYR 946,477
3.899%, 11/16/27 ............... 77,940,000 MYR 17,765,026

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Malaysia (continued)
Malaysia Government Bond, (continued)
3.885%, 8/15/29 ................ 9,526,000 MYR $ 2,174,223
21,082,880
Mexico 4.1%
Mexican Bonos , M , 10%, 11/20/36 .... 9,610,000 MXN 492,316
Mexican Bonos Desarr Fixed Rate ,
M , 8.5%, 3/01/29 ............... 8,580,000 MXN 414,320
M , 8.5%, 2/28/30 ............... 36,640,000 MXN 1,758,134
M , 7.75%, 5/29/31 .............. 13,890,000 MXN 639,160
M , 7.5%, 5/26/33 ............... 84,960,000 MXN 3,743,977
M , Senior Bond , 8.5%, 5/31/29 ..... 12,520,000 MXN 605,018
M , Senior Bond , 8.5%, 11/18/38 .... 9,220,000 MXN 412,538
8,065,463
Norway 4.7%
f
Norway Government Bond ,
Senior Bond , 144A, Reg S, 1.5%,
2/19/26 ...................... 75,260,000 NOK 6,990,016
Senior Bond , 144A, Reg S, 1.75%,
2/17/27 ...................... 23,754,000 NOK 2,173,997
9,164,013
Panama 3.2%
Panama Government Bond ,
Senior Bond , 6.4%, 2/14/35 ....... 1,110,000 1,044,177
Senior Bond , 6.7%, 1/26/36 ....... 4,850,000 4,655,273
Senior Bond , 6.875%, 1/31/36 ..... 665,000 641,176
6,340,626
South Africa 6.3%
South Africa Government Bond ,
Senior Bond , 8.875%, 2/28/35 ..... 35,410,000 ZAR 1,729,243
Senior Bond , 8.5%, 1/31/37 ....... 117,880,000 ZAR 5,347,033
Senior Bond , 9%, 1/31/40 ........ 109,760,000 ZAR 4,948,322
Senior Bond , 8.75%, 1/31/44 ...... 9,440,000 ZAR 404,005
12,428,603
Supranational 3.4%
h
Asian Development Bank , Senior Note ,
10.1%, 1/23/26 ................ 27,861,000,000 COP 6,653,129
Total Foreign Government and Agency Securities (Cost $ 153,294,426 ) ............
142,236,368
U.S. Government and Agency Securities 8.5%
United States 8.5%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 10,010,000 8,585,139
3.75%, 11/15/43 ................ 8,960,000 8,002,400
16,587,539
Total U.S. Government and Agency Securities (Cost $ 17,621,604 ) .................
16,587,539

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 $ 31,175
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
31,175
Total Long Term Investments (Cost $ 219,501,925 ) ...............................
158,855,082
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.3%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , April Strike Price
159.00 JPY , Expires 4/14/25 ...... 1 20,210,000 276
276
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 128.00 JPY , Expires
9/11/25 ...................... 1 20,210,000 42,948
Foreign Exchange USD/JPY ,
Counterparty MSCO , April Strike Price
138.85 JPY , Expires 4/24/25 ...... 1 12,812,000 4,028
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 144.30 JPY , Expires 6/11/25 .. 1 40,420,000 331,825
Foreign Exchange USD/JPY ,
Counterparty MSCO , April Strike Price
145.60 JPY , Expires 4/24/25 ...... 1 64,061,000 201,604
580,405
Total Options Purchased (Cost $ 1,677,643 ) .....................................
580,681
Short Term Investments 16.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 5.4%
Egypt 5.4%
i
Egypt Treasury Bills ,
23.19%, 6/10/25 ................ 31,300,000 EGP 591,870
23.52%, 6/17/25 ................ 68,100,000 EGP 1,281,340
23.78%, 6/24/25 ................ 277,825,000 EGP 5,201,810
24.57%, 9/09/25 ................ 108,225,000 EGP 1,927,027
23.87%, 3/10/26 ................ 59,850,000 EGP 963,687
23.75%, 3/24/26 ................ 41,275,000 EGP 660,255
10,625,989
Total Foreign Government and Agency Securities (Cost $ 10,539,569 ) ..............
10,625,989

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 11.3%
United States 11.3%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio , 4.052% ......... 22,088,060 $ 22,088,060
Total Money Market Funds (Cost $ 22,088,060 ) ..................................
22,088,060
a a a a a
Total Short Term Investments (Cost $ 32,627,629 ) ................................
32,714,049
a a a
Total Investments (Cost $ 253,807,197 ) 98.0% ...................................
$192,149,812
Options Written (0.1) % .......................................................
(264,049)
Other Assets, less Liabilities 2.1% .............................................
4,248,502
Net Assets 100.0% ...........................................................
$196,134,265
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.1)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , April Strike Price
150.00 JPY , Expires 4/14/25 ...... 1 15,158,000 (116,720)
Foreign Exchange USD/JPY ,
Counterparty MSCO , April Strike Price
159.30 JPY , Expires 4/14/25 ...... 1 10,111,000 (108)
(116,828)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 135.30 JPY , Expires 6/11/25 .. 1 60,630,000 (86,310)
Foreign Exchange USD/JPY ,
Counterparty MSCO , April Strike Price
141.55 JPY , Expires 4/24/25 ...... 1 76,873,000 (60,911)
(147,221)
Total Options Written (Premiums received $ 1,465,744 ) ...........................
$ (264,049)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $23,845,501, representing 12.2% of net assets.
g
A portion or all of the security purchased on a delayed delivery basis.
h
A supranational organization is an entity formed by two or more central governments through international treaties.
i
The rate shown represents the yield at period end.
j
See Note 4 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2025, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chinese Yuan ...... DBAB Sell 44,370,000 6,079,415 4/07/25 $ — $ (29,905)
Norwegian Krone ... MSCO Buy 9,256,000 869,536 4/10/25 10,257 —
Japanese Yen ...... MSCO Buy 669,329,000 4,335,678 4/16/25 133,786 —
Indian Rupee ...... HSBK Buy 318,707,100 3,650,502 4/17/25 73,765 —
Indian Rupee ...... HSBK Sell 318,707,100 3,672,249 4/17/25 — (52,019)
Brazilian Real ...... JPHQ Buy 17,958,719 3,004,135 5/05/25 123,780 —
Euro ............. DBAB Sell 732,563 8,520,000 NOK 5/12/25 15,973 —
Chinese Yuan ...... DBAB Sell 41,005,749 5,705,171 5/20/25 41,927 —
Chinese Yuan ...... JPHQ Sell 83,550,000 11,627,049 5/20/25 88,081 —
Chinese Yuan ...... CITI Sell 22,517,028 3,135,279 5/22/25 25,091 —
Mexican Peso ...... BNDP Buy 59,812,208 2,896,756 5/27/25 4,051 —
Mexican Peso ...... HSBK Buy 125,270,542 6,071,515 5/27/25 3,926 —
Mexican Peso ...... BNDP Buy 21,736,436 1,055,300 6/10/25 — (3,028)
Mexican Peso ...... HSBK Buy 73,593,000 3,582,810 6/10/25 — (20,135)
Australian Dollar .... MSCO Buy 5,930,000 3,793,065 6/12/25 — (85,528)
Japanese Yen ...... MSCO Buy 791,252,000 5,157,626 6/13/25 160,926 —
Chinese Yuan ...... HSBK Sell 7,593,703 1,054,188 6/18/25 3,480 —
Indian Rupee ...... CITI Buy 605,927,980 6,888,285 6/18/25 160,441 —
Indian Rupee ...... CITI Sell 605,927,980 7,004,985 6/18/25 — (43,740)
Australian Dollar .... JPHQ Buy 26,966,000 16,993,164 6/25/25 — (131,551)
Euro ............. JPHQ Buy 3,392,042 3,715,415 6/27/25 145 (29,743)
Euro ............. JPHQ Sell 9,520,000 9,992,954 6/27/25 — (351,548)
Euro ............. BNDP Sell 791,000 814,801 7/15/25 — (45,592)
Euro ............. BOFA Sell 712,467 734,500 7/15/25 — (40,471)
Euro ............. BZWS Sell 833,533 862,590 7/16/25 — (44,119)
Euro ............. JPHQ Sell 833,000 861,189 7/16/25 — (44,941)
Japanese Yen ...... BNDP Buy 706,082,800 4,575,244 7/16/25 187,620 —
Japanese Yen ...... BNDP Sell 706,082,800 4,837,376 7/16/25 74,512 —
Japanese Yen ...... DBAB Buy 459,924,060 3,001,406 7/17/25 101,323 —
Japanese Yen ...... DBAB Sell 205,100,000 1,405,055 7/17/25 21,414 —
Japanese Yen ...... MSCO Buy 722,966,000 4,838,515 8/13/25 52,426 —
Chinese Yuan ...... CITI Sell 22,629,271 3,137,246 8/21/25 — (7,768)
Chinese Yuan ...... DBAB Sell 47,243,542 6,549,232 8/21/25 — (16,671)
Chinese Yuan ...... JPHQ Sell 62,318,150 8,639,939 8/21/25 — (21,032)
South Korean Won .. DBAB Buy 28,961,490,000 20,066,856 9/17/25 — (242,832)
Australian Dollar .... DBAB Buy 2,173,000 1,369,761 9/22/25 — (10,028)
Total Forward Exchange Contracts ................................................... $1,282,924 $(1,220,651)
Net unrealized appreciation (depreciation) ............................................ $62,273
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2025 , the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 32 .
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.38% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 15,347,053 BRL $ (159,573) $ — $ (159,573)
Receive Fixed 14.768% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 259,524 BRL (58) — (58)
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 4,920,000 (227,686) — (227,686)
Total Interest Rate Swap Contracts .................................... $(387,317) $ — $(387,317)
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Schedule of Investments (unaudited), March 31, 2025
Templeton International Bond Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 69.8%
Australia 8.9%
New South Wales Treasury Corp. ,
Senior Bond , 2%, 3/08/33 ........ 815,000 AUD $ 415,932
a
Senior Bond , Reg S, 1.75%, 3/20/34 231,000 AUD 110,825
Queensland Treasury Corp. ,
Senior Bond , 2%, 8/22/33 ........ 170,000 AUD 85,032
a
Senior Bond , 144A, Reg S, 1.75%,
7/20/34 ...................... 841,000 AUD 396,757
Treasury Corp. of Victoria ,
Senior Bond , 2.25%, 11/20/34 ..... 277,000 AUD 135,233
Senior Bond , 2%, 11/20/37 ........ 1,447,000 AUD 619,050
1,762,829
Brazil 10.2%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 5,268,000 BRL 859,651
10%, 1/01/31 .................. 3,770,000 BRL 544,405
10%, 1/01/33 .................. 1,835,000 BRL 253,979
F , 10%, 1/01/29 ................ 2,480,000 BRL 379,814
2,037,849
Colombia 6.6%
Colombia Titulos de Tesoreria ,
B , 7.5%, 8/26/26 ............... 1,389,200,000 COP 323,967
B , 6%, 4/28/28 ................. 81,000,000 COP 17,218
B , 7.75%, 9/18/30 .............. 399,000,000 COP 81,963
B , 7%, 3/26/31 ................. 142,000,000 COP 27,373
B , 7%, 6/30/32 ................. 670,000,000 COP 123,371
B , 13.25%, 2/09/33 ............. 357,000,000 COP 90,273
B , 7.25%, 10/18/34 ............. 608,000,000 COP 105,773
B , 6.25%, 7/09/36 .............. 290,000,000 COP 43,645
B , 9.25%, 5/28/42 .............. 2,694,800,000 COP 489,147
1,302,730
Egypt 1.9%
a
Egypt Government Bond ,
Senior Bond , 144A, 8.875%, 5/29/50 200,000 155,538
Senior Bond , 144A, 8.75%, 9/30/51 . 300,000 230,488
386,026
Ghana 1.1%
b
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 2,148 GHS 111
PIK, 8.5%, 2/15/28 .............. 697,336 GHS 32,291
PIK, 8.65%, 2/13/29 ............. 481,425 GHS 20,068
PIK, 8.8%, 2/12/30 .............. 827,731 GHS 32,181
PIK, 8.95%, 2/11/31 ............. 35,601 GHS 1,285
PIK, 9.1%, 2/10/32 .............. 790,990 GHS 27,127
PIK, 9.25%, 2/08/33 ............. 588,719 GHS 19,146
PIK, 9.4%, 2/07/34 .............. 659,641 GHS 20,788
PIK, 9.55%, 2/06/35 ............. 440,612 GHS 13,573
PIK, 9.7%, 2/05/36 .............. 614,476 GHS 18,256
PIK, 9.85%, 2/03/37 ............. 348,589 GHS 10,258
PIK, 10%, 2/02/38 .............. 496,413 GHS 14,540
209,624

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Hungary 0.4%
a
Hungary Government Bond ,
Senior Bond , Reg S, 1.75%, 6/05/35 40,000 EUR $ 32,936
Senior Bond , Reg S, 1.5%, 11/17/50 97,000 EUR 55,089
88,025
India 5.0%
India Government Bond ,
Senior Bond , 7.26%, 8/22/32 ...... 18,000,000 INR 219,907
Senior Bond , 7.18%, 8/14/33 ...... 29,000,000 INR 351,563
Senior Note , 7.1%, 4/18/29 ....... 35,200,000 INR 420,976
992,446
Malaysia 5.5%
Malaysia Government Bond ,
3.899%, 11/16/27 ............... 3,040,000 MYR 692,913
3.582%, 7/15/32 ................ 1,770,000 MYR 395,499
1,088,412
Mexico 4.1%
Mexican Bonos , M , 10%, 11/20/36 .... 1,000,000 MXN 51,230
Mexican Bonos Desarr Fixed Rate ,
M , 8.5%, 3/01/29 ............... 1,480,000 MXN 71,468
M , 8.5%, 2/28/30 ............... 1,680,000 MXN 80,613
M , 7.75%, 5/29/31 .............. 5,650,000 MXN 259,989
M , 7.5%, 5/26/33 ............... 4,600,000 MXN 202,711
M , Senior Bond , 8.5%, 5/31/29 ..... 2,160,000 MXN 104,380
M , Senior Bond , 8.5%, 11/18/38 .... 960,000 MXN 42,954
813,345
Norway 0.2%
a
Norway Government Bond , Senior
Bond , 144A, Reg S, 1.75%, 2/17/27 . 458,000 NOK 41,917
Panama 4.6%
Panama Government Bond ,
Senior Bond , 6.4%, 2/14/35 ....... 580,000 545,606
Senior Bond , 6.875%, 1/31/36 ..... 390,000 376,028
921,634
Serbia 0.4%
Serbia Treasury Bonds , 4.5%, 8/20/32 . 9,330,000 RSD 84,196
South Africa 6.5%
South Africa Government Bond ,
Senior Bond , 8.875%, 2/28/35 ..... 6,040,000 ZAR 294,963
Senior Bond , 8.5%, 1/31/37 ....... 11,360,000 ZAR 515,289
Senior Bond , 9%, 1/31/40 ........ 9,840,000 ZAR 443,618
Senior Bond , 8.75%, 1/31/44 ...... 1,050,000 ZAR 44,937
1,298,807
South Korea 4.4%
Korea Treasury Bonds , 1.875%, 6/10/26 1,286,820,000 KRW 866,196
Supranational 7.0%
c
Inter-American Development Bank ,
Senior Note , 7.35%, 10/06/30 ...... 5,000,000 INR 60,195

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Supranational (continued)
c
International Bank for Reconstruction &
Development ,
Senior Bond , 7.07%, 6/26/29 ...... 4,700,000 MXN $ 223,028
Senior Note , 7.05%, 7/22/29 ...... 15,000,000 INR 177,855
Senior Note , 6.5%, 4/17/30 ....... 58,000,000 INR 673,017
c
International Finance Corp. ,
a
Senior Bond , Reg S, 8.375%, 5/31/29 3,600,000 MXN 165,840
Senior Bond , 7.75%, 1/18/30 ...... 2,100,000 MXN 99,923
1,399,858
Uruguay 3.0%
d
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875%, 7/02/40 23,521,129 UYU 597,279
Total Foreign Government and Agency Securities (Cost $ 15,204,534 ) ..............
13,891,173
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.3%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , April Strike Price
159.00 JPY , Expires 4/14/25 ...... 1 2,090,000 29
29
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 128.00 JPY , Expires
9/11/25 ...................... 1 2,090,000 4,441
Foreign Exchange USD/JPY ,
Counterparty MSCO , April Strike Price
138.85 JPY , Expires 4/24/25 ...... 1 1,324,000 416
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 144.30 JPY , Expires 6/11/25 .. 1 4,180,000 34,315
Foreign Exchange USD/JPY ,
Counterparty MSCO , April Strike Price
145.60 JPY , Expires 4/24/25 ...... 1 6,622,000 20,840
60,012
Total Options Purchased (Cost $ 173,460 ) ......................................
60,041

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 28.6%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 7.6%
Egypt 6.3%
e
Egypt Treasury Bills ,
22.25%, 5/27/25 ................ 55,700,000 EGP $ 1,063,965
24.26%, 7/08/25 ................ 10,075,000 EGP 186,770
1,250,735
Japan 1.3%
e
Japan Treasury Bills , 0.4%, 8/20/25 ...
39,100,000 260,275
Total Foreign Government and Agency Securities (Cost $ 1,571,538 ) ...............
1,511,010
Shares
Money Market Funds 21.0%
United States 21.0%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio , 4.052% ......... 4,177,047 4,177,047
Total Money Market Funds (Cost $ 4,177,047 ) ...................................
4,177,047
a a a a a
Total Short Term Investments (Cost $ 5,748,585 ) .................................
5,688,057
a a a
Total Investments (Cost $ 21,126,579 ) 98.7% ....................................
$19,639,271
Options Written (0.1) % .......................................................
(27,307)
Other Assets, less Liabilities 1.4% .............................................
281,494
Net Assets 100.0% ...........................................................
$19,893,458
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.1)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , April Strike Price
150.00 JPY , Expires 4/14/25 ...... 1 1,568,000 (12,074)
Foreign Exchange USD/JPY ,
Counterparty MSCO , April Strike Price
159.30 JPY , Expires 4/14/25 ...... 1 1,046,000 (11)
(12,085)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 135.30 JPY , Expires 6/11/25 .. 1 6,270,000 (8,926)
Foreign Exchange USD/JPY ,
Counterparty MSCO , April Strike Price
141.55 JPY , Expires 4/24/25 ...... 1 7,946,000 (6,296)
(15,222)
Total Options Written (Premiums received $ 151,588 ) ............................
$ (27,307)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2025 , the Fund had the following forward exchange contracts outstanding.
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $1,189,390, representing 6.0% of net assets.
b
Income may be received in additional securities and/or cash.
c
A supranational organization is an entity formed by two or more central governments through international treaties.
d
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
e
The rate shown represents the yield at period end.
f
See Note 4 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... JPHQ Buy 6,900,000 78,715 4/15/25 $ 1,930 $ —
Indian Rupee ...... JPHQ Sell 6,900,000 78,943 4/15/25 — (1,702)
Japanese Yen ...... MSCO Buy 69,469,000 449,996 4/16/25 13,886 —
New Zealand Dollar . CITI Buy 1,094,000 613,499 4/16/25 7,827 —
New Zealand Dollar . CITI Sell 1,094,000 618,926 4/16/25 — (2,401)
New Zealand Dollar . JPHQ Buy 53,000 29,953 4/16/25 148 —
New Zealand Dollar . JPHQ Sell 53,000 29,930 4/16/25 — (171)
Serbian Dinar ...... DBAB Buy 5,356,806 47,043 4/22/25 2,383 —
Chilean Peso ...... HSBK Buy 102,300,000 103,683 4/29/25 4,043 —
Chilean Peso ...... JPHQ Buy 115,700,000 117,244 4/29/25 4,593 —
Serbian Dinar ...... DBAB Buy 12,187,000 108,572 4/30/25 3,871 —
Serbian Dinar ...... DBAB Buy 11,876,000 103,997 5/05/25 5,577 —
Euro ............. CITI Sell 793,836 9,273,000 NOK 5/12/25 21,146 —
Euro ............. DBAB Sell 102,050 1,192,000 NOK 5/12/25 2,711 —
Norwegian Krone ... CITI Sell 1,260,000 108,164 EUR 5/12/25 — (2,550)
Chinese Yuan ...... DBAB Sell 3,598,043 500,599 5/20/25 3,679 —
Chinese Yuan ...... CITI Sell 1,975,753 275,105 5/22/25 2,202 —
Mexican Peso ...... BNDP Buy 553,693 26,816 5/27/25 38 —
Mexican Peso ...... BNDP Sell 553,693 27,143 5/27/25 290 —
Mexican Peso ...... HSBK Buy 1,159,648 56,205 5/27/25 36 —
Mexican Peso ...... HSBK Sell 1,159,648 56,842 5/27/25 601 —
Chilean Peso ...... JPHQ Buy 152,000,000 163,943 6/10/25 — (3,944)
Mexican Peso ...... BNDP Buy 201,200 9,768 6/10/25 — (28)
Mexican Peso ...... BNDP Sell 201,200 9,845 6/10/25 105 —
Mexican Peso ...... HSBK Buy 12,649,000 623,733 6/10/25 — (11,388)
Mexican Peso ...... HSBK Sell 205,000 10,031 6/10/25 106 —
Japanese Yen ...... MSCO Buy 62,214,000 405,530 6/13/25 12,653 —
Chinese Yuan ...... HSBK Sell 443,751 61,603 6/18/25 203 —
Australian Dollar .... JPHQ Buy 430,000 270,973 6/25/25 — (2,098)
Chinese Yuan ...... HSBK Sell 13,583,000 1,872,357 6/27/25 — (8,159)
Chinese Yuan ...... MSCO Sell 7,087,000 978,033 6/27/25 — (3,136)
Euro ............. BNDP Buy 275,000 290,976 7/15/25 8,149 —
Euro ............. BNDP Sell 275,000 283,275 7/15/25 — (15,850)
Euro ............. BOFA Buy 168,823 182,891 7/15/25 1,496 (752)
Euro ............. BOFA Sell 247,072 254,713 7/15/25 — (14,034)
Euro ............. BZWS Buy 55,928 61,477 7/16/25 — (639)
Euro ............. BZWS Sell 288,928 299,000 7/16/25 — (15,293)
Euro ............. JPHQ Buy 504,800 534,114 7/16/25 15,003 —

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 32 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. JPHQ Sell 909,000 947,902 7/16/25 $ — $ (40,900)
Japanese Yen ...... BNDP Buy 19,725,120 127,814 7/16/25 5,241 —
Japanese Yen ...... BNDP Sell 19,725,120 135,137 7/16/25 2,082 —
Japanese Yen ...... BOFA Buy 49,313,600 321,946 7/17/25 10,732 —
Japanese Yen ...... BOFA Sell 49,313,600 328,770 7/17/25 1,968 (5,876)
Japanese Yen ...... GSCO Buy 243,500,000 1,589,503 7/17/25 53,191 —
Japanese Yen ...... GSCO Sell 100,760,000 690,149 7/17/25 10,404 —
Chilean Peso ...... HSBK Buy 86,800,000 86,422 7/23/25 4,898 —
Chinese Yuan ...... CITI Sell 1,985,602 275,277 8/21/25 — (682)
Chinese Yuan ...... DBAB Sell 1,984,095 275,049 8/21/25 — (700)
Chinese Yuan ...... JPHQ Sell 1,578,493 218,846 8/21/25 — (533)
Serbian Dinar ...... DBAB Buy 5,784,000 53,378 9/10/25 — (85)
Malaysian Ringgit ... GSCO Buy 3,340,000 759,091 9/15/25 — (1,209)
Malaysian Ringgit ... GSCO Sell 700,000 159,236 9/15/25 398 —
Serbian Dinar ...... DBAB Buy 23,573,426 218,212 9/17/25 — (1,032)
South Korean Won .. CITI Buy 188,000,000 130,207 9/17/25 — (1,522)
South Korean Won .. HSBK Buy 888,700,000 615,528 9/17/25 — (7,217)
South Korean Won .. HSBK Sell 185,000,000 128,660 9/17/25 2,028 —
Australian Dollar .... DBAB Buy 231,000 145,612 9/22/25 — (1,066)
Total Forward Exchange Contracts ................................................... $203,618 $(142,967)
Net unrealized appreciation (depreciation) ............................................ $60,651
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited), March 31, 2025
Templeton Sustainable Emerging Markets Bond Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd. , A .... Broadline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd. , B .... Broadline Retail 619,903 —
—
Total Common Stocks (Cost $ 14,998 ) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 3.5%
Costa Rica 3.5%
a ,d
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8%, 11/15/33 . Financial Services 420,960 429,753
South Africa 0.0%
a ,d ,e ,f
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, PIK, 3%,
12/31/22 ..................... Broadline Retail 188,190 —
Senior Secured Note , 144A, PIK, 8%,
12/31/22 ..................... Broadline Retail 55,416 EUR —
a ,d ,e ,f
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25%,
12/31/22 ..................... Broadline Retail 237,804 —
—
Total Corporate Bonds (Cost $ 721,995 ) ........................................
429,753
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 80.1%
Benin 1.2%
d
Benin Government Bond , Senior Bond ,
144A, 4.95%, 1/22/35 ............ 170,000 EUR 151,651
Brazil 4.5%
Brazil Notas do Tesouro Nacional , 10%,
1/01/33 ...................... 4,060,000 BRL 561,937
Colombia 3.7%
Colombia Titulos de Tesoreria , G , 7%,
3/26/31 ...................... 2,414,000,000 COP 465,346
Ecuador 2.5%
d
Ecuador Government Bond , Senior
Bond , 144A, 5.5%, 7/31/35 ........ 620,300 304,764
Egypt 0.7%
Egypt Government Bond , 25.151%,
4/16/27 ...................... 4,300,000 EGP 89,366
Ghana 1.5%
e
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 673,042 GHS 34,895
PIK, 8.5%, 2/15/28 .............. 700,826 GHS 32,452
PIK, 8.65%, 2/13/29 ............. 660,144 GHS 27,517
PIK, 8.8%, 2/12/30 .............. 679,696 GHS 26,426
PIK, 8.95%, 2/11/31 ............. 584,880 GHS 21,103
PIK, 9.1%, 2/10/32 .............. 652,359 GHS 22,373
PIK, 9.25%, 2/08/33 ............. 531,008 GHS 17,270

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
e
Ghana Government Bond, (continued)
PIK, 9.4%, 2/07/34 .............. 36,570 GHS $ 1,152
PIK, 9.55%, 2/06/35 ............. 18,300 GHS 564
PIK, 9.7%, 2/05/36 .............. 22,519 GHS 669
PIK, 9.85%, 2/03/37 ............. 12,405 GHS 365
PIK, 10%, 2/02/38 .............. 18,677 GHS 547
185,333
India 8.0%
India Government Bond , Senior Bond ,
7.29%, 1/27/33 ................ 81,950,000 INR 997,615
Ivory Coast 2.8%
d
Ivory Coast Government Bond , Senior
Note , 144A, 7.625%, 1/30/33 ...... 360,000 350,707
Kenya 1.6%
d
Kenya Government Bond , Senior Note ,
144A, 9.75%, 2/16/31 ............ 200,000 196,005
Mexico 4.0%
Mexican Bonos Desarr Fixed Rate ,
M , 8.5%, 2/28/30 ............... 5,000,000 MXN 239,920
M , Senior Bond , 8.5%, 11/18/38 .... 5,780,000 MXN 258,619
498,539
Namibia 8.9%
Namibia Government Bond ,
9.5%, 7/15/35 ................. 8,910,000 NAD 446,014
9.5%, 7/15/37 ................. 13,480,000 NAD 653,820
1,099,834
Oman 3.2%
d
Oman Government Bond , Senior Bond ,
144A, 7%, 1/25/51 .............. 370,000 394,293
Panama 4.1%
Panama Government Bond , Senior
Bond , 6.875%, 1/31/36 ........... 530,000 511,013
Philippines 1.5%
Philippines Government Bond , Senior
Bond , 4.2%, 3/29/47 ............ 220,000 183,424
Poland 7.6%
Poland Government Bond , 5%, 10/25/34 3,875,000 PLN 948,411
Serbia 6.6%
d
Serbia Government Bond , Senior Bond ,
144A, 6.5%, 9/26/33 ............ 340,000 350,582
Serbia Treasury Bonds , 4.5%, 8/20/32 . 51,310,000 RSD 463,033
813,615
Seychelles 1.1%
d
Seychelles International Bond , Senior
Bond , Reg S, 8%, 1/01/26 ........ 141,270 141,863

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Supranational 16.6%
g
European Bank for Reconstruction &
Development ,
a
20.25%, 7/24/26 ................ 400,000,000 NGN $ 256,047
Senior Note , 10%, 3/28/26 ........ 252,600,000 KZT 477,010
d,g
European Investment Bank , Senior
Bond , Reg S, 6.5%, 9/28/32 ....... 8,950,000 ZAR 435,607
g
International Bank for Reconstruction &
Development ,
Senior Bond , 7.07%, 6/26/29 ...... 5,900,000 MXN 279,972
Senior Note , 10%, 9/16/26 ........ 161,000,000 KZT 296,865
g
International Finance Corp. , Senior
Note , 14.25%, 5/02/25 ........... 4,000,000,000 UZS 311,279
2,056,780
Total Foreign Government and Agency Securities (Cost $ 10,232,758 ) ..............
9,950,496
Shares
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 180
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
180
Total Long Term Investments (Cost $ 10,969,751 ) ................................
10,380,429
Short Term Investments 13.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 9.4%
Egypt 9.4%
h
Egypt Treasury Bills ,
23.19%, 6/10/25 ................ 3,125,000 EGP 59,092
23.52%, 6/17/25 ................ 5,225,000 EGP 98,311
23.78%, 6/24/25 ................ 34,375,000 EGP 643,615
24.57%, 9/09/25 ................ 10,750,000 EGP 191,412
23.87%, 3/10/26 ................ 5,950,000 EGP 95,805
23.75%, 3/24/26 ................ 5,100,000 EGP 81,582
1,169,817
Total Foreign Government and Agency Securities (Cost $ 1,160,556 ) ...............
1,169,817

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.8%
United States 3.8%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio , 4.052% ......... 467,078 $ 467,078
Total Money Market Funds (Cost $ 467,078 ) .....................................
467,078
a a a a a
Total Short Term Investments (Cost $ 1,627,634 ) .................................
1,636,895
a a a
Total Investments (Cost $ 12,597,385 ) 96.8% ....................................
$12,017,324
Other Assets, less Liabilities 3.2% .............................................
403,160
Net Assets 100.0% ...........................................................
$12,420,484
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $2,755,225, representing 22.2% of net assets.
e
Income may be received in additional securities and/or cash.
f
Defaulted security or security for which income has been deemed uncollectible.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
The rate shown represents the yield at period end.
i
See Note 4 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2025, the Fund had the following forward exchange contracts outstanding.
At March 31, 2025 , the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 32.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Columbian Peso .... GSCO Buy 370,000,000 88,700 4/21/25 $ — $ (451)
Columbian Peso .... MSCO Buy 764,000,000 183,152 4/21/25 — (929)
Uruguayan Peso .... CITI Buy 36,600,000 861,886 4/23/25 3,744 —
Brazilian Real ...... JPHQ Buy 5,630,685 941,901 5/05/25 38,809 —
Mexican Peso ...... BNDP Buy 1,706,454 82,645 5/27/25 116 —
Mexican Peso ...... HSBK Buy 3,573,998 173,222 5/27/25 112 —
Mexican Peso ...... BNDP Buy 620,188 30,110 6/10/25 — (86)
Mexican Peso ...... HSBK Buy 3,612,000 175,382 6/10/25 — (524)
Malaysian Ringgit ... MSCO Buy 5,250,000 1,189,263 6/18/25 — (1,582)
Euro ............. BNDP Sell 145,000 149,363 7/15/25 — (8,358)
Euro ............. BOFA Sell 130,274 134,303 7/15/25 — (7,400)
Euro ............. BZWS Sell 152,726 158,050 7/16/25 — (8,084)
Euro ............. JPHQ Sell 152,000 157,144 7/16/25 — (8,200)
Chinese Yuan ...... DBAB Sell 4,777,000 662,221 8/21/25 — (1,686)
Malaysian Ringgit ... GSCO Buy 1,930,000 438,636 9/15/25 — (698)
South Korean Won .. CITI Buy 548,000,000 379,541 9/17/25 — (4,437)
South Korean Won .. DBAB Buy 274,000,000 189,849 9/17/25 — (2,297)
Total Forward Exchange Contracts ................................................... $42,781 $(44,732)
Net unrealized appreciation (depreciation) ............................................ $(1,951)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 3,422,237 BRL $ (69,105) $ — $ (69,105)
Total Interest Rate Swap Contracts .................................... $(69,105) $ — $(69,105)
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At March 31, 2025, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2025, investments in affiliated management investment companies were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485
a
K2016470219 South Africa Ltd., A ............... 2/22/11 – 2/01/17 $ 1,608,225 $ —
50,014,925
a
K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) ............... $1,645,359 $—
Shares Issuer
Acquisition
Date Cost Value
Templeton Sustainable Emerging Markets Bond Fund
2,171,539
b
K2016470219 South Africa Ltd., A ............... 5/16/13 – 2/01/17 $ 14,538 $ —
619,903
b
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
Total Restricted Securities (Value is —% of Net Assets) ............... $14,998 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $31,175 as of March 31, 2025.
b
The Fund also invests in unrestricted securities of the issuer, valued at $180 as of March 31, 2025.
2. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $269,210,359 $292,322,791 $(210,121,842) $— $— $351,411,308 351,411,308 $3,142,013
Total Affiliated Securities ... $269,210,359 $292,322,791 $(210,121,842) $— $— $351,411,308 $3,142,013
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $2,365,734 $40,247,955 $(20,525,629) $— $— $22,088,060 22,088,060 $144,119
Total Affiliated Securities ... $2,365,734 $40,247,955 $(20,525,629) $— $— $22,088,060 $144,119
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $3,907,515 $4,296,044 $(4,026,512) $— $— $4,177,047 4,177,047 $39,264
Total Affiliated Securities ... $3,907,515 $4,296,044 $(4,026,512) $— $— $4,177,047 $39,264
Templeton Sustainable Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $182,323 $2,308,041 $(2,023,286) $— $— $467,078 467,078 $5,284
Total Affiliated Securities ... $182,323 $2,308,041 $(2,023,286) $— $— $467,078 $5,284
4. Investments in Affiliated Management Investment Companies
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... $ — $ 2,259,663,657 $ — $ 2,259,663,657
U.S. Government and Agency Securities ....... — 330,368,764 — 330,368,764
Options Purchased ....................... — 8,872,787 — 8,872,787
Short Term Investments ................... 351,411,308 — — 351,411,308
Total Investments in Securities ........... $351,411,308 $2,598,905,208 $— $2,950,316,516
Other Financial Instruments:
Forward Exchange Contracts ............... $— $24,705,141 $— $24,705,141
Swap Contracts ......................... — 135,791 — 135,791
Total Other Financial Instruments ......... $— $24,840,932 $— $24,840,932
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $4,034,555 $— $4,034,555
Forward Exchange Contracts ............... — 19,980,258 — 19,980,258
Swap Contracts ......................... — 10,727,621 — 10,727,621
Total Other Financial Instruments ......... $— $34,742,434 $— $34,742,434
Templeton Global Total Return Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ — — —
b
—
Corporate Bonds ........................ — — —
b
—
Foreign Government and Agency Securities .... — 142,236,368 — 142,236,368
U.S. Government and Agency Securities ....... — 16,587,539 — 16,587,539
Escrows and Litigation Trusts ............... — — 31,175 31,175
Options Purchased ....................... — 580,681 — 580,681
Short Term Investments ................... 22,088,060 10,625,989 — 32,714,049
Total Investments in Securities ........... $22,088,060 $170,030,577 $31,175 $192,149,812
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,282,924 $— $1,282,924
Total Other Financial Instruments ......... $— $1,282,924 $— $1,282,924
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $264,049 $— $264,049
Forward Exchange Contracts ............... — 1,220,651 — 1,220,651
Swap Contracts ......................... — 387,317 — 387,317
Total Other Financial Instruments ......... $— $1,872,017 $— $1,872,017
Templeton International Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... — 13,891,173 — 13,891,173
Options Purchased ....................... — 60,041 — 60,041
Short Term Investments ................... 4,177,047 1,511,010 — 5,688,057
Total Investments in Securities ........... $4,177,047 $15,462,224 $— $19,639,271
Other Financial Instruments:
Forward Exchange Contracts ............... $— $203,618 $— $203,618
Total Other Financial Instruments ......... $— $203,618 $— $203,618
5. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton International Bond Fund (continued)
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $27,307 $— $27,307
Forward Exchange Contracts ............... — 142,967 — 142,967
Total Other Financial Instruments ......... $— $170,274 $— $170,274
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ — — —
b
—
Corporate Bonds ........................ — — 429,753
b
429,753
Foreign Government and Agency Securities :
Benin ................................ — 151,651 — 151,651
Brazil ................................ — 561,937 — 561,937
Colombia ............................. — 465,346 — 465,346
Ecuador .............................. — 304,764 — 304,764
Egypt ................................ — 89,366 — 89,366
Ghana ............................... — 185,333 — 185,333
India ................................ — 997,615 — 997,615
Ivory Coast ........................... — 350,707 — 350,707
Kenya ............................... — 196,005 — 196,005
Mexico .............................. — 498,539 — 498,539
Namibia .............................. — 1,099,834 — 1,099,834
Oman ............................... — 394,293 — 394,293
Panama .............................. — 511,013 — 511,013
Philippines ............................ — 183,424 — 183,424
Poland ............................... — 948,411 — 948,411
Serbia ............................... — 813,615 — 813,615
Seychelles ............................ — 141,863 — 141,863
Supranational ......................... — 1,800,733 256,047 2,056,780
Escrows and Litigation Trusts ............... — — 180 180
Short Term Investments ................... 467,078 1,169,817 — 1,636,895
Total Investments in Securities ........... $467,078 $10,864,266 $685,980 $12,017,324
Other Financial Instruments:
Forward Exchange Contracts ............... $— $42,781 $— $42,781
Total Other Financial Instruments ......... $— $42,781 $— $42,781
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 44,732 $ — $ 44,732
Swap Contracts ......................... — 69,105 — 69,105
Total Other Financial Instruments ......... $— $113,837 $— $113,837
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
5. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2025, the reconciliations are as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2025, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
Corporate Bonds :
Costa Rica ... 423,913 — — — — — — 5,840 429,753 5,840
South Africa .. —
b
— — — — — — — —
b
—
Foreign
Government
and Agency
Securities :
Supranational . — 271,523 — — — (514) — (14,962) 256,047 (14,962)
Escrows and
Litigation Trusts —
b
— — — — — — 180 180 180
Total Investments in
Securities ....... $423,913 $271,523 $— $— $— $(514) $— $(8,942) $685,980 $(8,942)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Templeton Sustainable Emerging Markets
Bond Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
.....................
$429,753 Discounted cash flow Discount rate
(
b
)
7.5% Decrease
All Other
.......................
256,227
c,d,e
Total
..........................
$685,980
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS spread, and an incremental issuer credit spread combined to arrive at an 8% yield on issue date for an 8% coupon bond issued at par. The incremental issuer spread is further adjusted to reflect the current market spread for similar credits above the Costa Rican credit spread.
5. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
c
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
d
Includes the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
e
Includes financial instruments determined to have no value.
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
KZT
Kazakhstani Tenge
MXN
Mexican Peso
MYR
Malaysian Ringgit
NAD
Namibian Dollar
NGN
Nigerian Naira
NOK
Norwegian Krone
PLN
Polish Zloty
RSD
Serbian Dinar
USD
United States Dollar
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
Selected Portfolio
CDI
certificado de deposito interbancario
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 14.15%
1-day SOFR ........................ 4.41%
5. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.